14. Financial assets and liabilities (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FONINVEMEN I and II
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Collections of receivables	$ 1,126,122	$ 1,006,172	$ 881,624
CVO Receivable
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Collections of receivables	$ 8,446,410